Current and long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Breakdown of current and non-current portion of debt outstanding
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2022 and December 31, 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Current portion of bank debt and bonds (1)	$31,504	$235,278
Sale and leaseback liabilities (2)	269,145	178,062
Current portion of long-term debt	300,649	413,340

Non-current portion of bank debt and bonds (3)	264,106	666,409
Sale and leaseback liabilities (4)	871,469	1,461,929
	$1,436,224	$2,541,678
(1)The current portion at December 31, 2022 was net of unamortized deferred financing fees of $0.5 million. The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.1 million.
(2)The current portion at December 31, 2022 was net of unamortized deferred financing fees of $0.8 million and prepaid interest of $2.5 million. The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.4 million and prepaid interest of $3.1 million.
(3)The non-current portion at December 31, 2022 was net of unamortized deferred financing fees of $4.0 million. The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $10.6 million.
(4)The non-current portion at December 31, 2022 was net of unamortized deferred financing fees of $7.4 million. The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $11.8 million.
The following is a rollforward of the activity within debt (current and non-current, and inclusive of IFRS 16 - lease liabilities), by facility, for the year ended December 31, 2022:

		Activity				Balance as of December 31, 2022 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2021	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2022	Current	Non-Current
Credit Agricole Credit Facility	72,838	—	(73,591)	753	—	—	—
Citibank / K-Sure Credit Facility	77,781	—	(78,401)	620	—	—	—
Hamburg Commercial Bank Credit Facility	37,024	—	(3,292)	—	33,732	3,292	30,440
Prudential Credit Facility	44,832	—	(5,546)	—	39,286	5,546	33,740
2019 DNB / GIEK Credit Facility	45,450	—	(7,112)	—	38,338	7,113	31,225
BNPP Sinosure Credit Facility	86,314	5,075	(10,813)	—	80,576	10,909	69,667
2020 $225.0 Million Credit Facility	145,636	—	(107,871)	—	37,765	5,134	32,631
2021 $21.0 Million Credit Facility	19,245	—	(19,245)	—	—	—	—
2021 $43.6 Million Credit Facility	43,550	—	(43,550)	—	—	—	—
Ocean Yield Lease Financing	126,334	—	(11,542)	(519)	114,273	89,030	25,243
BCFL Lease Financing (LR2s)	77,604	—	(11,011)	465	67,058	10,431	56,627
CSSC Lease Financing	132,957	—	(14,565)	773	119,165	14,310	104,855
BCFL Lease Financing (MRs)	68,888	—	(15,686)	—	53,202	16,304	36,898
2018 CMBFL Lease Financing	111,986	—	(111,986)	—	—	—	—
$116.0 Million Lease Financing	95,789	—	(95,789)	—	—	—	—
AVIC Lease Financing	106,405	—	(28,636)	—	77,769	77,769	—
China Huarong Lease Financing	103,416	—	(103,416)	—	—	—	—
$157.5 Million Lease Financing	109,657	—	(109,657)	—	—	—	—
COSCO Lease Financing	61,050	—	(61,050)	—	—	—	—
2020 CMBFL Lease Financing	41,332	—	(3,242)	—	38,090	3,242	34,848
2020 TSFL Lease Financing	43,928	—	(3,321)	—	40,607	3,321	37,286
2020 SPDB-FL Lease Financing	87,111	—	(6,495)	—	80,616	6,495	74,121
2021 AVIC Lease Financing	90,913	—	(7,251)	—	83,662	7,252	76,410

2021 CMBFL Lease Financing	74,565	—	(6,520)	—	68,045	6,520	61,525
2021 TSFL Lease Financing	54,377	—	(4,380)	—	49,997	4,380	45,617
2021 CSSC Lease Financing	53,893	—	(5,262)	—	48,631	5,262	43,369
2021 $146.3 Million Lease Financing	146,250	—	(12,551)	—	133,699	13,179	120,520
2021 Ocean Yield Lease Financing	69,783	—	(5,850)	—	63,933	5,850	58,083
2022 AVIC Lease Financing	—	117,204	(4,584)	—	112,620	9,168	103,452
IFRS 16 - Leases - 3 MR (See Note 6)	29,268	—	(8,130)	—	21,138	8,622	12,516
IFRS 16 - Leases - $670.0 Million (see Note 6)	546,730	—	(70,791)	—	475,939	44,926	431,013
Unsecured Senior Notes Due 2025	70,050	359	—	42	70,451	—	70,451
Convertible Notes Due 2022	68,312	—	(69,695)	1,383	—	—	—
Convertible Notes Due 2025	202,355	—	(14,273)	(188,082)	—	—	—
	$3,145,623	$122,638	$(1,135,104)	$(184,565)	$1,948,592	$358,055	$1,590,537
Less: deferred financing fees	(24,821)	(3,044)	—	15,107	(12,758)	(1,325)	(11,433)
Less: prepaid interest expense	(3,747)	—	12	—	(3,735)	(3,735)	—
Total	$3,117,055	$119,594	$(1,135,092)	$(169,458)	$1,932,099	$352,995	$1,579,104
(1)    Relates to non-cash accretion, write-offs, amortization or other adjustments on (i) debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value on the closing dates, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options; (iii) our Unsecured Senior Notes Due 2025, (iv) our Convertible Notes due 2022 and Convertible Notes Due 2025 of $1.4 million and $11.3 million, respectively, and (v) the impact of the Convertible Notes Due 2025 that were converted to common stock, as discussed below.

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021	2020
Interest expense on debt, net of capitalized interest (1)	$137,123	$115,983	$132,423
Accretion of convertible notes (as described in Note 12)	12,718	13,265	8,413
Amortization of deferred financing fees	6,385	7,570	6,657
Loss on extinguishment of debt and write-off of deferred financing fees (2)	11,463	3,604	4,056
Accretion of premiums and discounts on debt (3)	2,106	3,682	3,422
Total financial expenses	$169,795	$144,104	$154,971
 (1)    The increase in interest expense, net of capitalized interest during the year ended December 31, 2022 is primarily attributable to higher average LIBOR rates compared to the year ended December 31, 2021. As a result of the easing of COVID-19 restrictions, the related economic recovery and corresponding inflationary pressures, LIBOR rates increased significantly throughout 2022. The increases in LIBOR rates were partially offset by the overall reductions in the our indebtedness arising from the sales of 18 vessels (and repayments of the related debt or lease financing obligations) along with the exercise of purchase options on 22 lease financed vessels, the maturity of the Convertible Notes Due 2022 in May 2022, and the conversion of the Convertible Notes Due 2025 in December 2022. The combination resulted in higher interest expense for the year ended December 31, 2022 compared to December 31, 2021 despite the decrease in the average carrying value of our debt to $2.69 billion during the year ended December 31, 2022 compared to $3.14 billion for the year ended December 31, 2021.
The decrease in interest expense during the year ended December 31, 2021 is primarily attributable to lower LIBOR rates. As a result of the COVID-19 pandemic, LIBOR rates decreased significantly during the year ended December 31, 2020. Given the timing of when interest rates are fixed on our variable rate borrowings, this increase primarily impacted our interest expense in the second half of that year and throughout 2021. The average carrying value of our debt was relatively unchanged at $3.14 billion compared to $3.13 billion for the years ended December 31, 2021 and 2020, respectively.
Interest payable during those periods was offset by interest capitalized of $0.2 million, $0.2 million and $1.4 million, during the years ended December 31, 2022, 2021, and 2020 respectively.
(2)     The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2022 include (i) $6.6 million of write-offs of deferred financing fees related to the repayments of debt for the 18 vessels sold during the year along with the notifications to exercise purchase options on certain lease financed vessels during the year, (ii) $4.9 million in costs related to the extinguishment of debt, (iii) $0.9 million of write-offs of the discounts related to the payment of indebtedness on certain vessels sold and to the notifications to exercise purchase options on certain vessels, and (iv) a gain of $0.9 million related to the adjustment of the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2021 include (i) $3.0 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels and (ii) $0.6 million of write-offs of the premium and discounts related to the refinancing of existing indebtedness on certain vessels.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2020 include write-offs of deferred financing fees of (i) $2.7 million related to the refinancing of existing indebtedness on certain vessels, (ii) $2.0 million of cash prepayment fees, primarily from CSSC Lease Financing (as described in Note 12), offset by (iii) $0.7 million of the premium and discounts related to the refinancing of existing indebtedness on certain vessels.
(3) The accretion of premiums and discounts primarily represents the accretion or amortization of the fair value adjustments relating to the indebtedness assumed as part of the 2017 acquisition of Navig8 Product Tankers Inc.